Financial Risk Management - Summary of Credit Quality of Securities Excluding Equity Securities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 113,905,213	₩ 100,735,308
Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	58,294,894	44,475,797
Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	56,448,267	43,427,028
Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	1,845,339	1,039,757
Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	1,288	9,012
Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		55,610,319	56,259,511
Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		51,281,790	51,490,960
Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		4,233,982	4,682,582
Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		75,966	46,834
Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		18,581	39,135
Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
12-month expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		113,837,543	100,723,694
12-month expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	58,294,894	44,468,156
12-month expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	56,448,267	43,427,028
12-month expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	1,845,339	1,039,757
12-month expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	1,288	1,371
12-month expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
12-month expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
12-month expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		55,542,649	56,255,538
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		51,281,790	51,490,960
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		4,180,121	4,682,582
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		66,797	42,861
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		13,941	39,135
12-month expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		67,670	11,614
Non-impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	7,641
Non-impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	7,641
Non-impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Non-impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		67,670	3,973
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		53,861	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		9,169	3,973
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		4,640	0
Non-impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Impaired | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Impaired | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at amortized cost
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at amortized cost | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities	[1]	0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 1
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 2
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 3
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 4
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		0	0
Not applying expected credit losses | Securities measured at fair value through other comprehensive income | Grade 5
Financial Investments Securities Excluding Equity Securities [Line Items]
Financial Investments Securities Excluding Equity Securities		₩ 0	₩ 0

[1]	Before netting of allowance